Investment Properties - Summary of Investment Properties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about investment property [Line Items]
Beginning balance	$ 8,287
Depreciation expense	(25)		$ (21)	$ (21)
Reversal of impairment loss	57	$ 2	19	11
Ending balance	8,169	$ 273	8,287
Carrying Amount [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	9,392		9,135	9,195
Additions	1		6
Disposal	(6)
Reclassification	(173)		251	(60)
Ending balance	9,214		9,392	9,135
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(1,105)		(1,087)	(1,080)
Depreciation expense	(25)		(21)	(21)
Disposal	6
Reclassification	22		(16)	3
Reversal of impairment loss	57		19	11
Ending balance	$ (1,045)		$ (1,105)	$ (1,087)